Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
1.
Significant Accounting Policies
The information included in the foregoing interim condensed consolidated financial statements is unaudited. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position and results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire year. These interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and the notes thereto included in the 2020 Combined Form
10-K.
Subsequent events, if any, are evaluated through the date on which the financial statements are issued.

(1) Description of the Business and Significant Accounting Policies
(a) Nature of Business
Lamar Advertising Company (the Company) is engaged in the outdoor advertising business, operating approximately 153,200 billboard advertising displays in 45 states and Canada. The Company’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.
In addition, the Company operates a logo sign business in 23 states throughout the United States and the province of Ontario, Canada and operates approximately 47,700 transit advertising displays in 22 states and Canada. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way
near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising in airport terminals, on bus shelters, benches and buses in the markets it serves.
The Company operates as a Real Estate Investment Trust (“REIT”) for U.S. federal income tax purposes and generally will not be subject to federal income taxes on its income and gains that the Company distributes to its stockholders, including the income derived from advertising rental revenue. However, even as a REIT, the Company will remain obligated to pay income taxes on earnings from the assets of its taxable REIT subsidiaries (“TRSs”). In addition, the Company’s foreign assets and operations continue to be subject to taxation in the foreign jurisdictions where those assets are held or those operations are conducted.
The unprecedented
COVID-19
pandemic and the related government-imposed restrictions and social distancing measures have had an adverse effect on the demand for out-of-home
advertising. As a result, demand for billboard, transit and airport advertising has declined, which has negatively affected the Company’s revenues and financial position for the year ended December 31, 2020. We have implemented measures to mitigate the impact on the Company’s financial position, which include: maintaining substantial liquidity and strengthening our debt maturity schedule (see Note 9
Long-term Debt
), reducing our consolidated operating costs (exclusive of depreciation and amortization and gain on disposition of assets), limiting spending on capital projects, minimizing acquisition activity, and utilizing portions of the CARES Act for deferral of employer portions of social security taxes through the end of 2020. Management continues to monitor the effects of the
COVID-19
pandemic on our business and the ultimate extent of impact on our financial position and results of operations cannot currently be predicted.
(b) Principles of Consolidation
The accompanying consolidated financial statements include Lamar Advertising Company, its wholly owned subsidiary, Lamar Media Corp. (Lamar Media), and its majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.
An operating segment is a component of an enterprise:

•	that engages in business activities from which it may earn revenues and incur expenses;

•	whose operating results are regularly reviewed by the enterprise’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and

•	for which discrete financial information is available.
We define the term ‘chief operating decision maker’ to be our executive management group, which consist of our Executive Chairman, President and Chief Executive Officer, and Chief Financial Officer. Currently, all operations are reviewed on a consolidated basis for budget and business plan performance by our executive management group. Additionally, operational performance at the end of each reporting period is viewed in the aggregate by our management group. Any decisions related to changes in invested capital, personnel, operational improvement or training, or to allocate other company resources are made based on the combined results.
We operate in a single operating and reporting segment, advertising. We rent advertising space on billboards, buses, shelters, b enche
s, logo plates and in airport terminals.
(c) Property, Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.
(d) Goodwill and Intangible Assets
Goodwill is subject to an annual impairment test. The Company designated December 31 as the date of its annual goodwill impairment test. The Company is required to identify its reporting units and determine the carrying value of each reporting unit. The Company has identified two reporting units, Billboard operations and Logo operations, by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. The Company is required to determine the fair value of each reporting unit and compare it to the carrying amount of the reporting unit. To the extent the carrying amount of a reporting unit exceeds the fair value of the reporting unit, the Company would be required to book an impairment loss.
The Company conducts a qualitative assessment by examining relevant events and circumstances which could have a negative impact on the Company’s goodwill, which includes macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, reporting unit dispositions and acquisitions, the market capitalization of the Company and other relevant events specific to the Company. If, after assessing the totality of events or circumstances described above, the Company determines that it is more likely than not that the fair value of either of the Company’s reporting units is less than its carrying amount, the Company will perform a quantitative impairment test. If industry and economic conditions deteriorate, the Company may be required to assess goodwill impairment before the next annual test, which could result in impairment charges.
The Company performed its annual measurement for impairment of the goodwill of its reporting units and concluded the fair value of each reporting unit exceeded its carrying amount at its annual impairment test date on December 31, 2020 and 2019; therefore, the Company was not required to recognize an impairment loss.
Intangible assets, consisting primarily of site locations, customer lists and contracts, and non-competition
agreements are amortized using the straight-line method over the assets estimated useful lives, generally from 2 to 15 years.
(e) Impairment of Long-Lived Assets
Long-lived assets, such as property, plant and equipment, lease right of use assets and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset or asset group before interest expense. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset or asset group. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.
(f) Acquisitions
The Company accounts for transactions that meet the definition of a business and group asset purchases as acquisitions. For transactions that meet the definition of a business combination, the Company allocates the purchase price, including any contingent consideration, to the assets acquired and the liabilities assumed at their estimated fair values as of the date of the acquisition with any excess of the purchase price paid over the estimated fair value of net assets acquired recorded as goodwill. The determination of the final purchase price and the acquisition-date fair value of identifiable assets acquired and liabilities assumed may extend over more than one period and result in adjustments to the preliminary estimate recognized in the prior period financial statements For transactions that meet the definition of asset group purchases, the Company proportionally allocates the purchase price to the assets based on relative fair value acquired and the liabilities assumed at their estimated fair values as of the date of the acquisition. If a transaction is determined to be a group of assets, any direct acquisition costs are capitalized. Transaction costs for transactions determined to be a business combination are expensed as incurred.
The fair value of the assets acquired and liabilities assumed is typically determined by using either estimates of replacement costs or discounted cash flow valuation methods. When determining the fair value of tangible assets acquired, the Company must estimate the cost to replace the asset with a new asset, adjusted for an estimated reduction in fair value due to age of the asset, and the economic useful life. When determining the fair value of intangible assets acquired, the Company must estimate the applicable discount rate and the timing and amount of future cash flows.
(g) Lease Liabilities
On January 1, 2019, the Company adopted ASC 842,
Leases
, using a modified retrospective transition with January 1, 2019 as the effective date of our initial application. We also elected the package of practical expedients, which permitted us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We also elected the practical expedient pertaining to land easements, which allows the Company not to reassess its accounting treatment for our previously existing land easements as to whether they qualify as a lease under ASC 842.
The Company is party to various operating leases for production facilities, vehicles and sites upon which advertising structures are built, including our billboard land leases, leases of logo structures and leases of transit advertising space. The leases expire at various dates, have varying options to renew and cancel, and may contain escalation provisions. We expense our non-variable
lease payments ratably over the lease term. Also, certain of our leases contain variable lease payments based on percentage of revenue or consumer price index or other inflation-based indices. The variable lease costs are expensed in the period incurred.

Financing lease right of use assets are amortized over the life of the lease which is recorded in depreciation and amortization on the consolidated statements of income and comprehensive income. Interest related to financing lease liabilities is recorded in interest expense on the consolidated statements of income and comprehensive income.
The key estimates for our leases include (1) the discount rate used to discount the unpaid lease payment to present value and (2) lease term. Our leases generally do not include a readily determinable implicit rate, therefore, using a portfolio approach, we determine our collateralized incremental borrowing rate to discount the lease payment based on the information available at lease commencement. Our lease terms include the noncancellable period of the lease plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend the lease controlled by the lessor. The Company has determined we are not reasonably certain to exercise renewals or termination options, and as a result we use the lease’s initial stated term as the lease term for our lease population.
(h) Deferred Income
Deferred income consists principally of advertising revenue invoiced in advance. Deferred advertising revenue is recognized in income over the term of the contract.
(i) Revenue Recognition
The Company recognizes outdoor advertising revenue on an accrual basis ratably over the term of the contracts. Production revenue and the related expense for the advertising copy are recognized upon satisfaction of its performance obligation.
The Company engages in barter transactions where the Company trades advertising space for goods and services. The Company recognizes revenues and expenses from barter transactions at fair value, which is determined based on the Company’s own historical practice of receiving cash for similar advertising space from buyers unrelated to the party in the barter transaction. The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2020	2019	2018
Net revenues	$8,088	$9,636	$8,955
Direct advertising expenses	$3,971	$3,982	$3,633
General and administrative expenses	$3,144	$4,986	$4,758
(j) Income Taxes
As a REIT, the Company is generally not subject to federal income taxes on income and gains distributed to the Company’s stockholders. However, the Company remains obligated to pay income taxes on earnings from domestic TRSs. In addition, the Company’s foreign assets and operations continue to be subject to taxation in the foreign jurisdictions where those assets are held or where those operations are conducted, including those designated as Qualified REIT Subsidiaries, or QRSs, for federal income tax purposes. Accordingly, the consolidated financial statements reflect provisions for federal, state, local and foreign income taxes. The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, as well as operating loss and tax credit carryforwards. The Company measures deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carry forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities as a result of a change in tax rates is recognized in income in the period that includes the enactment date.
(k) Dividends/Distributions
As a REIT, the Company must annually distribute to its stockholders an amount equal to at least 90% of its REIT taxable income (determined before the deduction for distributed earnings and excluding any net capital gain). During the years ended December 31, 2020 and 2019, the Company declared and paid distributions of its REIT taxable income of $251,944 or $2.50 per share and $384,817 or $3.84 per share, respectively. During the year ended December 31, 2018, the Company paid cash distributions of its REIT taxable income in an aggregate amount of $442,632 or $4.48 per share. The distributions paid during 2018 include distributions declared and accrued as of December 31, 2017 of $81,534 or $0.83 per share. The amount, timing and frequency of future distributions will be at the sole discretion of the Board of Directors and will be declared based upon various factors, a number of which may be beyond the Company’s control, including the financial condition and operating cash flows, the amount required to maintain REIT status and reduce any income and excise taxes that the Company otherwise would be required to pay, limitations on distributions in its existing and future debt instruments, the Company’s ability to utilize net operating losses (“NOLs”) to offset, in whole or in part, the Company’s distribution requirements, limitations on its ability to fund distributions using cash generated through its TRSs and other factors that the Board of Directors may deem relevant. During each of the years ended December 31, 2020 and 2019, the Company paid dividend distributions to holders of its Series AA Preferred Stock of $365 or $63.80 per share. During the year ended December 31, 2018, the Company paid cash dividend distributions to holders of its Series AA Preferred Stock in an aggregate amount of $456 or $79.75 per share, including $91, or $15.95 per share, related to distributions accrued for in 2017.
(l) Earnings Per Share
The calculation of basic earnings per share excludes any dilutive effect of stock options, while diluted earnings per share includes the dilutive effect of stock options. For the years ended December 31, 2020, 2019 and 2018 there were no dilutive shares excluded from the calculation.
(m) Stock Based Compensation
Compensation expense for share-based awards is recognized based on the grant date fair value of those awards. Stock based compensation expense includes an estimate for pre-vesting
forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which generally commensurates with the vesting term.
Non-cash
compensation expense recognized during the years ended December 31, 2020, 2019, and 2018 were $18,772, $29,647 and $29,443, respectively. The $18,772 expensed during the year ended December 31, 2020 consists of (i) $4,249 related to stock options and the employee stock purchase plan, (ii) $12,602 related to stock grants made under the Company’s performance-based stock incentive program in 2020, (iii) $1,451 related to non-performance
restricted stock awards and (iv) $470 related to restricted stock awards to directors. See Note 15 for information on the assumptions used to calculate the fair value of stock-based compensation.

(n) Cash and Cash Equivalents
The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.
(o)
Credit Losses
The Company estimates credit losses on financial instruments based on amounts expected to be collected. The allowance for doubtful accounts is estimated based on historical collections, accounts receivable aging, economic indicators, and expected future trends.
(p) Foreign Currency Translation
Local currencies generally are considered the functional currencies outside the United States. Assets and liabilities for operations in local-currency environments are translated at year-end
exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Foreign currency translation adjustments are recorded as a component of other comprehensive income (loss) in the Consolidated Statements of Income and Comprehensive Income and as a component of accumulated comprehensive income (loss) in the Consolidated Statements of Stockholders’ Equity.
(q) Asset Retirement Obligations
The Company is required to record the fair value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. The liability is capitalized as part of the related long-lived asset’s carrying amount. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset. The Company’s asset retirement obligations relate primarily to the dismantlement, removal, site reclamation and similar activities of its leased properties.
(r) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(s) Comprehensive Income
Total comprehensive income is presented in the Consolidated Statements of Income and Comprehensive Income and the components of accumulated comprehensive income (loss) are presented in the Consolidated Statements of Stockholders’ Equity. Comprehensive income (loss) is composed of foreign currency translation effects.
(t) Fair Value Measurements
The Company determines the fair value of its financial instruments using the fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

(u) Subsequent Events
The Company has performed an evaluation of subsequent events through the date on which the financial statements are issued.

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Significant Accounting Policies
1.
Significant Accounting Policies
The information included in the foregoing interim condensed consolidated financial statements is unaudited. In the opinion of management all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of Lamar Media’s financial position and results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire year. These interim condensed consolidated financial statements should be read in conjunction with Lamar Media’s consolidated financial statements and the notes thereto included in the 2020 Combined Form
10-K.
Certain notes are not provided for the accompanying condensed consolidated financial statements as the information in notes 1, 2, 3, 4, 5, 6, 7, 8, 10, 11, 12, and 14 to the condensed consolidated financial statements of Lamar Advertising included elsewhere in this report is substantially equivalent to that required for the condensed consolidated financial statements of Lamar Media. Earnings per share data is not provided for Lamar Media, as it is a wholly owned subsidiary of the Company.

(1) Description of the Business and Significant Accounting Policies
(a) Nature of Business
Lamar Media Corp. (“Lamar Media”) is a wholly owned subsidiary of Lamar Advertising Company. Lamar Media is engaged in the outdoor advertising business operating approximately 153,200 outdoor advertising displays in 45 states and Canada. Lamar Media’s operating strategy is to be the leading provider of outdoor advertising services in the markets it serves.
In addition, Lamar Media operates a logo sign business in 23 states throughout the United States as well as the province of Ontario, Canada. Logo signs are erected pursuant to state-awarded service contracts on public rights-of-way
near highway exits and deliver brand name information on available gas, food, lodging and camping services. Included in the Company’s logo sign business are tourism signing contracts. The Company provides transit advertising in airport terminals, on bus shelters, benches and buses in the markets it serves.
The unprecedented
COVID-19
pandemic and the related government-imposed restrictions and social distancing measures have had an adverse effect on the demand for out-of-home
advertising. As a result, demand for billboard, transit and airport advertising has declined, which has negatively affected Lamar Media’s revenues and financial position for the year ended December 31, 2020. We have implemented measures to mitigate the impact on Lamar Media’s financial position, which include: maintaining substantial liquidity and strengthening our debt maturity schedule, reducing our consolidated operating costs (exclusive of depreciation and amortization and gain on disposition of assets), limiting spending on capital projects, minimizing acquisition activity, and utilizing portions of the CARES Act for deferral of employer portions of social security taxes through the end of 2020. Management continues to monitor the effects of the
COVID-19
pandemic on our business and the ultimate extent of impact on our financial position and results of operations cannot currently be predicted.
Certain footnotes are not provided for the accompanying financial statements as the information in notes 2, 3, 5, 7, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21, 23 and 24 and portions of note 1 to the consolidated financial statements of Lamar Advertising Company included elsewhere in this filing are substantially equivalent to that required for the consolidated financial statements of Lamar Media Corp. Earnings per share data is not provided for the operating results of Lamar Media Corp. as it is a wholly owned subsidiary of Lamar Advertising Company.
(b) Principles of Consolidation
The accompanying consolidated financial statements include Lamar Media, its wholly owned subsidiaries, The Lamar Company, L.L.C., Lamar Central Outdoor, LLC, Lamar TRS Holdings, LLC, Lamar Advertising Southwest, Inc., Interstate Logos, L.L.C., Lamar Obie Company, LLC, Lamar Canadian Outdoor Company, Lamar Advertising of Puerto Rico, Inc., Lamar QRS Receivables, LLC, Fairway Media Group, LCC, Ashby Street Outdoor Holdings, LLC and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.